Related Party Balances And Transactions (Schedule Of Transaction With Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Cost of revenues	$ 5,381	$ 4,974	$ 1,819
Research And Development [Member]
Related Party Transaction [Line Items]
Expenses	1,011	1,032	1,010
Selling And Marketing [Member]
Related Party Transaction [Line Items]
Expenses	1,189	1,233	1,308
General And Administrative [Member]
Related Party Transaction [Line Items]
Expenses	798	684	704
Purchase Of Property And Equpment [Member]
Related Party Transaction [Line Items]
Expenses	$ 265	$ 1,130	$ 275